Prudential Investment Portfolios, Inc. 15

PGIM Short Duration High Yield Income Fund

PGIM High Yield Fund

PGIM ESG High Yield Fund

(each a "Fund" and collectively the "Funds")

Supplement dated March 20, 2023

to each Fund's Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with each Fund's Statement of Additional Information and retain it for future reference.

Effective immediately, Mr. Brian Lalli is added to each Fund's portfolio management team.

To reflect this change, each Fund's Statement of Additional Information (SAI) is hereby revised as follows effective immediately:

1.The table in the section of the PGIM Short Duration High Yield Income Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Lalli:

PGIM Short Duration High Yield Income Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		11/$21,266,782,143	8/$6,627,515,757	39/$13,570,884,319
PGIM Fixed			5/$1,393,102,120	4/$976,208,238

Income	Brian Lalli*

*Information is as of February 28, 2023.

2.The table in the section of the PGIM Short Duration High Yield Income Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Lalli:

PGIM Short Duration High Yield Income Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Brian Lalli**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brian Lalli's investment in the Fund as of February 28, 2023 is as follows: None. **Information is as of February 28, 2023.

LR1428

3.The table in the section of the PGIM High Yield Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Lalli:

PGIM High Yield Fund

Subadvisers	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
PGIM Fixed		11/$8,258,396,883	8/$6,627,515,757	39/ $13,570,884,319
			5/$1,393,102,120	4/$976,208,238
Income/PGIM
Limited*	Brian Lalli**

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account). **Information is as of February 28, 2023.

4.The table in the section of the PGIM High Yield Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Lalli:

PGIM High Yield Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income/PGIM Limited	Brian Lalli**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brian Lalli's investment in the Fund as of February 28, 2023 is as follows: None. **Information is as of February 28, 2023.

5.The table in the section of the PGIM ESG High Yield Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Lalli:

PGIM ESG High Yield Fund

Subadvisers	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
PGIM Fixed		11/$26,016,327,271	8/$6,627,515,757	39/$13,570,884,319
			5/$1,393,102,120	4/$976,208,238
Income/PGIM

Limited*	Brian Lalli**

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account). **Information is as of February 28, 2023.

LR1428

6.The table in the section of the PGIM High Yield Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Lalli:

PGIM ESG High Yield Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income/PGIM Limited	Brian Lalli**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other PGIM registered investment companies, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brian Lalli's investment in the Fund as of February 28, 2023 is as follows: None. **Information is as of February 28, 2023.

LR1428